SEMI-ANNUAL REPORT

                             IAI Global Equity Fund

                             IAI International Fund

                                 APRIL 30, 1999

                                   [IAI Logo]
                                  MUTUAL FUNDS

                               TABLE OF CONTENTS
                               -----------------
                             IAI INTERNATIONAL FUND


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 1999
                                  (UNAUDITED)


Letter to Shareholders ......................   2

Fund Manager's Review .......................   4

Fund Portfolio ..............................   8

Notes to Fund Portfolio .....................  12

Statement of Assets and Liabilities .........  13

Statement of Operations .....................  14

Statements of Changes in Net Assets .........  15

Financial Highlights ........................  16

Notes to Financial Statements ...............  17

Adviser, Custodian, Legal Counsel,
Independent Auditors,
Directors ....................  Inside Back Cover

                            LETTER TO SHAREHOLDERS
                            ----------------------
                            IAI INTERNATIONAL FUND

ECONOMIC MOMENTUM EXPECTED TO CONTINUE

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, follows.

Robust economic growth and slowing inflationary trends sent analysts to their history books to identify when past economic data was as positive as recent statistics. Economic growth in 1998 was at its fastest pace in 15 years while the inflation rate increased at its lowest rate since 1961. These trends have carried over to the first quarter. With jobs plentiful and consumers experiencing favorable real wage increases, consumer confidence is high. Combined with tax refunds and year-end incentive pay to produce, this is one of the strongest periods for retail sales in the last 10 years.

During previous economic expansions, conventional wisdom linked strong demand growth with rising inflation. This normally provoked the Federal Reserve to tighten monetary policy to reduce demand and prevent an acceleration of inflation. However, this time even the Fed seems to be skeptical of that linkage. In a speech in early April, Federal Reserve Vice Chair Alice Rivlin stated:

"Tight labor markets have long been seen as harbingers of inflation (as higher wages led to higher prices) and lower productivity (as less skilled and experienced workers were drawn into the labor market). But recent experience suggests that, at least in the context of intense global and domestic competitiveness, as well as a continuing revolution in computers and telecommunications, tight labor markets can provide incentives for managerial innovation, skills acquisition and higher productivity, thereby leading to higher growth with little inflation."

During the quarter, the Fed left rates unchanged and signaled they were maintaining a neutral policy stance. Fears of a possible tightening, however, negatively impacted financial markets in February. By quarter-end the equity market had recovered to push through the 10,000 mark on the Dow and interest rates, following a steep rise in February, stabilized.

Ms. Rivlin mentioned several of the factors that have allowed strong U.S. growth with low inflation. While our economy is experiencing good times, weakness persists in Asia, Russia and Latin America and growth has slowed in Europe. This has contributed to declining commodity and input prices as global demand remains soft. The only commodity showing strength has been oil, driven by production cut-backs by oil producing countries. Another factor favoring low inflation has been the strength of the dollar. Real interest rate differentials between the

2
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



                            LETTER TO SHAREHOLDERS
                            ----------------------
                            IAI INTERNATIONAL FUND

ECONOMIC MOMENTUM EXPECTED TO CONTINUE (CONT.)

U.S. and our major trading partners widened in favor of the dollar during the quarter. Strength in the dollar makes imports less expensive, effectively eliminating the ability of U.S. producers to raise prices.

We expect economic momentum to continue throughout the year. However, the pace of the expansion will moderate toward a real GDP growth rate of 3%. Over the past three years the U.S. economy has been unusually robust in the fourth and first quarters, only to slow significantly in the second and third quarters. The increase in oil prices, if sustained, will help slow the economy by cutting into consumers' disposable income. Finally, the rise in interest rates during the quarter will slow economic growth.

Please read the Fund Manager's Review, which follows this letter, for a detailed perspective on Fund performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.


                                                                               3
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


                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI INTERNATIONAL FUND

IAI INTERNATIONAL FUND



         [PHOTO]

     HILARY J. FANE
IAI INTERNATIONAL FUND
        MANAGER


HOW HAS THE FUND PERFORMED?

The IAI International Fund generated a return of 11.42% for the six-month period ending April 30, 1999 compared to the Morgan Stanley EAFE Index, which produced a return of 15.44%. The Fund benefited from an overweighting of the Pacific Basin, and in particular, Japan. Emerging markets and small cap stocks also contributed positively to overall performance results. Conversely, an overweighting of the euro-zone markets and an underweighting of the UK detracted from performance, as did cash levels.


WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Several of the Fund's best performing stocks were in Japan where we saw Namco, NTT and Nippon Yusen each gain more than 25% in US dollar terms. Our Australian holdings also generated strong results as natural resource-related stocks rebounded sharply.


WERE THERE ANY SIGNIFICANT CHANGES?

Changes with regard to the overall allocation to the major geographic regions were modest. Within the Far East, we increased the exposure to Japan to market weight by adding to existing holdings and introducing new ones. Most notably, we established positions in Japan Airlines and Nippon Oil.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

In the final months of 1998, world markets recovered the majority of the sharp losses suffered in earlier months, while in the early months of 1999, the markets were driven by two dominant factors: strength in Japanese equities, offset by weakness in the euro.


WHAT IS YOUR OUTLOOK FOR THE FUND?

Expansionary monetary policy in the major economic nations has so far offset most of the negative economic impact from the Asian crisis but growth forecasts have been downgraded. Producer prices are falling in the US, Europe and Japan, putting pressure on corporate cash flow. Asian economies show signs of bottoming at low levels, while Asian companies are being helped by lower interest rates.
         The US dollar has recovered to fair value against most European currencies. Sterling remains the most overvalued of the major currencies, while in contrast, the Canadian dollar is the most undervalued. Europe's new currency, the euro, has declined more than 12% against the US dollar since its introduction on January 1, 1999.
         We continue to maintain an overweight position in the Pacific Basin relative to the benchmark, particularly Australia and Singapore. Within Continental Europe, we are maintaining a near-market weight, coupled with a low exposure to the UK. Our commitment to emerging markets and small cap stocks was modestly increased.


4
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



                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI INTERNATIONAL FUND

PORTFOLIO WEIGHTING:
IAI INTERNATIONAL FUND VS. EAFE INDEX



                                4/30/99
                     ------------------------------     Country Returns
                              IAI             EAFE     for the 12 Months
                      International Fund     Index       Ended 4/30/99
========================================================================
 AFRICA
  Egypt                        --%             --%           (23)%
  South Africa                 --              --            (31)%
 EUROPE
  Austria                      --              --            (18)%
  Belgium                      --               2             13%
  Denmark                      --               1             (8)%
  Finland                       5               2             64%
  France                       11               9             11%
  Germany                      11               9              4%
  Greece                       --              --             44%
  Ireland                      --              --              4%
  Italy                         3               5              8%
  Netherlands                   4               6              3%
  Norway                       --              --            (23)%
  Poland                       --              --            (29)%
  Portugal                      4               1            (24)%
  Spain                         2               3             (1)%
  Sweden                        1               2              1%
  Switzerland                   3               7             --%
  Turkey                       --              --            (16)%
  United Kingdom               14              23              8%
 FAR EAST
  Australia                     8               3             19%
  Hong Kong                     3               2             40%
  India                        --              --            (24)%
  Israel                        1              --              2%
  Japan                        19              23             21%
  Malaysia                      1               1            (10)%
  New Zealand                   2              --              1%
  Philippines                  --              --             16%
  Singapore                     2               1             24%
  South Korea                   1              --            108%
  Taiwan                       --              --             (3)%
  Thailand                     --              --             16%
 LATIN AMERICA
  Argentina                     1              --             (4)%
  Brazil                        1              --            (37)%
  Chile                        --              --             (6)%
  Mexico                        1              --             (5)%
  Peru                          1              --            (28)%
 OTHER COUNTRIES                1              --
 CASH                          --              --
========================================================================
 Total                        100%            100%
========================================================================


                                                                               5
--------------------------------------------------------------------------------

                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI INTERNATIONAL FUND

                  TOP TEN STOCK HOLDINGS


                                                                               % of Net Assets
                                                                            ---------------------
Issues                             Country            Industry               4/30/99     10/31/98
-------------------------------------------------------------------------------------------------
 Nippon Telegraph & Telephone      Japan              Services                  3.19        1.14
 Hitachi                           Japan              Capital Equipment         3.04        1.68
 Swatch Group Class B              Switzerland        Consumer Goods            2.82        1.67
 Broken Hill Proprietary           Australia          Materials                 2.72        1.61
 Sekisui Chemical                  Japan              Materials                 2.70        1.83
 UPM - Kymmene                     Finland            Materials                 2.50        1.77
 Eisai                             Japan              Consumer Goods            2.46        2.05
 Nippon Yusen Kabushiki Kaisha     Japan              Services                  2.41        1.75
 Tomkins                           United Kingdom     Multi-Industry            2.35        1.19
 Telecom Italia                    Italy              Services                  2.33        2.48
================================================================================================
 TOTAL                                                                         26.52       17.17
================================================================================================


TOP FIVE COUNTRIES
% OF NET ASSETS


                    AS OF 4/30/99        AS OF 10/31/98

JAPAN                    19.3%               11.5%

UNITED KINGDOM           14.1%                9.1%

FRANCE                   11.6%               22.9%

GERMANY                  11.4%                8.4%

AUSTRALIA                 8.0%                5.3%



6
--------------------------------------------------------------------------------

                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI INTERNATIONAL FUND

VALUE OF $10,000 INVESTMENT+

[PLOT POINTS GRAPH]

                          May-89    Jun-89    Jul-89    Aug-89    Sep-89    Oct-89    Nov-89    Dec-89

IAI INTERNATIONAL FUND    -2.15     -0.08      10.33     -1.20      3.13     -3.63      3.50      4.67
                          9,785     9,777     10,788    10,658    10,991    10,593    10,964    11,475

EAFE INDEX                -5.42     -1.66      12.58     -4.48      4.57     -4.00      5.05      3.71
                          9,458     9,301     10,470    10,001    10,459    10,041    10,548    10,939

[WIDE TABLE CONTINUED]


                          Jan-90    Feb-90    Mar-90    Apr-90    May-90    Jun-90    Jul-90     Aug-90

IAI INTERNATIONAL FUND     -1.77     -4.47     -3.69     -2.24      6.69      2.25      2.29      -7.39
                          11,272    10,768    10,371    10,138    10,816    11,060    11,313     10,477

EAFE INDEX                 -3.70     -6.96    -10.40     -0.77     11.44     -0.86      1.43      -9.68
                          10,534     9,801     8,782     8,715     9,712     9,629     9,767      8,821

[WIDE TABLE CONTINUED]

                             Sep-90     Oct-90     Nov-90     Dec-90

IAI INTERNATIONAL FUND        -9.38       6.56      -0.87     -0.54
                              9,494     10,117     10,029     9,975

EAFE INDEX                   -13.91      15.61      -5.87      1.66
                              7,594      8,780      8,265     8,402

[WIDE TABLE CONTINUED]

                             Jan-91    Feb-91     Mar-91    Apr-91     May-91    Jun-91    Jul-91    Aug-91

IAI INTERNATIONAL FUND         2.56      6.92      -3.41      1.95      -0.37     -4.66      5.62      0.86
                             10,230    10,938     10,565    10,771     10,732    10,232    10,807    10,900

EAFE INDEX                     3.26     10.75      -5.98      1.01       1.07     -7.32      4.94     -2.01
                              8,676     9,609      9,034     9,125      9,223     8,548     8,970     8,790

[WIDE TABLE CONTINUED]

                               Sep-91    Oct-91     Nov-91    Dec-91

IAI INTERNATIONAL FUND           3.49      0.64      -2.99      5.59
                               11,280    11,352     11,013    11,628

EAFE INDEX                       5.67      1.44      -4.64      5.20
                                9,288     9,422      8,985     9,452

[WIDE TABLE CONTINUED]

                             Jan-92    Feb-92     Mar-92    Apr-92    May-92     Jun-92    Jul-92    Aug-92

IAI INTERNATIONAL FUND         1.43      0.09      -3.25      2.90      3.44      -4.18     -6.10     -0.19
                             11,794    11,804     11,421    11,752    12,157     11,649    10,938    10,917

EAFE INDEX                    -2.11     -3.55      -6.57      0.50      6.72      -4.71     -2.53      6.31
                              9,253     8,924      8,337     8,379     8,943      8,521     8,306     8,830


                               Sep-92    Oct-92    Nov-92    Dec-92

IAI INTERNATIONAL FUND          -2.24     -2.49     2.24      2.38
                               10,673    10,407   10,641    10,894

EAFE INDEX                      -1.94     -5.22     0.97      0.55
                                8,658     8,207    8,287     8,332

[WIDE TABLE CONTINUED]

                            Jan-93    Feb-93    Mar-93    Apr-93    May-93     Jun-93    Jul-93    Aug-93

IAI INTERNATIONAL FUND         1.98      3.21      5.75      4.37      0.43      -2.17      3.56      7.04
                             11,110    11,467    12,126    12,656    12,710     12,435    12,877    13,784

EAFE INDEX                     0.02      3.05      8.75      9.52      2.14      -1.54      3.52      5.42
                              8,333     8,588     9,339    10,227    10,446     10,285    10,648    11,225

[WIDE TABLE CONTINUED]

                              Sep-93    Oct-93     Nov-93    Dec-93

IAI INTERNATIONAL FUND           -0.16      4.98      -4.06      9.63
                                13,762    14,448     13,862    15,197

EAFE INDEX                       -2.23      3.10      -8.72      7.24
                                10,975    11,315     10,329    11,077

[WIDE TABLE CONTINUED]

                             Jan-94    Feb-94     Mar-94    Apr-94    May-94    Jun-94    Jul-94    Aug-94

IAI INTERNATIONAL FUND         5.58      -1.32     -5.15      3.64      0.79     -1.46      2.18      2.95
                             16,046     15,833    15,018    15,565    15,688    15,459    15,796    16,262

EAFE INDEX                     8.48      -0.26     -4.29      4.27     -0.55      1.44      0.98      2.39
                             12,016     11,985    11,471    11,961    11,894    12,065    12,184    12,475

[WIDE TABLE CONTINUED]

                                Sep-94    Oct-94     Nov-94    Dec-94

IAI INTERNATIONAL FUND           -3.58      1.78      -4.23     -0.12
                                15,680    15,959     15,284    15,266

EAFE INDEX                       -3.13      3.35      -4.78      0.65
                                12,085    12,490     11,892    11,969

[WIDE TABLE CONTINUED]

                             Jan-95    Feb-95    Mar-95    Apr-95    May-95    Jun-95    Jul-95    Aug-95

IAI INTERNATIONAL FUND        -5.71      1.91      4.80      1.16      0.23     -0.86      5.63     -0.83
                             14,394    14,669    15,373    15,552    15,587    15,453    16,323    16,188

EAFE INDEX                    -3.82     -0.26      6.27      3.79     -1.17     -1.73      6.25     -3.79
                             11,512    11,482    12,202    12,664    12,516    12,300    13,069    12,574

[WIDE TABLE CONTINUED]

                               Sep-95    Oct-95    Nov-95    Dec-95

IAI INTERNATIONAL FUND           0.68      -1.96      0.77      3.42
                               16,298     15,978    16,101    16,652

EAFE INDEX                       1.98      -2.66      2.81      4.06
                               12,823     12,481    12,832    13,352

[WIDE TABLE CONTINUED]

                             Jan-96    Feb-96    Mar-96    Apr-96     May-96    Jun-96     Jul-96    Aug-96

IAI INTERNATIONAL FUND         3.84      0.30     -0.15      2.34      -2.14      0.07      -3.04      0.47
                             17,292    17,343    17,317    17,723     17,343    17,356     16,828    16,907

EAFE INDEX                     0.43      0.36      2.15      2.93      -1.82      0.59      -2.90      0.25
                             13,410    13,459    13,748    14,151     13,894    13,976     13,571    13,604

[WIDE TABLE CONTINUED]

                               Sep-96     Oct-96    Nov-96     Dec-96

IAI INTERNATIONAL FUND           3.20      -0.30      3.94      -0.15
                               17,448     17,396    18,081     18,054

EAFE INDEX                       2.68      -1.00      4.00      -1.26
                               13,969     13,829    14,383     14,202

[WIDE TABLE CONTINUED]


                             Jan-97    Feb-97     Mar-97    Apr-97    May-97    Jun-97    Jul-97     Aug-97

IAI INTERNATIONAL FUND        -1.94      2.39      -0.40     -0.32      6.26      3.31      1.29      -6.80
                             17,704    18,127     18,054    17,997    19,123    19,756    20,011     18,650

EAFE INDEX                    -3.48      1.66       0.39      0.56      6.53      5.54      1.64      -7.45
                             13,708    13,935     13,989    14,067    14,986    15,816    16,075     14,877

[WIDE TABLE CONTINUED]

                               Sep-97     Oct-97    Nov-97    Dec-97

IAI INTERNATIONAL FUND           3.61      -8.20     -2.70      0.24
                               19,324     17,739    17,260    17,301

EAFE INDEX                       5.62      -7.66     -1.00      0.90
                               15,713     14,510    14,364    14,494

[WIDE TABLE CONTINUED]

                             Jan-98    Feb-98    Mar-98    Apr-98     May-98    Jun-98    Jul-98     Aug-98

IAI INTERNATIONAL FUND         1.28      7.41      2.36      2.48      -1.56     -5.56     -0.19     -13.83
                             17,523    18,821    19,266    19,743     19,435    18,355    18,320     15,786

EAFE INDEX                     4.60      6.44      3.10      0.81      -0.46      0.78      1.04     -12.37
                             15,160    16,137    16,637    16,772     16,695    16,825    17,000     14,897

[WIDE TABLE CONTINUED]

                               Sep-98    Oct-98    Nov-98    Dec-98

IAI INTERNATIONAL FUND           0.22      6.17      2.85      1.98
                               15,821    16,797    17,276    17,618

EAFE INDEX                      -3.04     10.45      5.15      3.97
                               14,444    15,953    16,775    17,441

[WIDE TABLE CONTINUED]

                             Jan-99    Feb-99    Mar-99    Apr-99

IAI INTERNATIONAL FUND        -2.24     -1.49      3.43      6.63
                             17,223    16,967    17,549    18,712

EAFE INDEX                    -0.27     -2.36      4.20      4.07
                             17,394    16,983    17,697    18,417

AVERAGE ANNUAL RETURNS+
THROUGH 4/30/99

                            Six Months*        1 Year       5 Years     10 Years
================================================================================
 IAI INTERNATIONAL FUND       11.42%          (5.21)%        3.76%       6.47%
--------------------------------------------------------------------------------
 EAFE Index                   15.44%           9.81%         9.02%       6.30%


+ PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
* NOT ANNUALIZED


NOTE
TO FUND
MANAGER'S
REVIEW

PERFORMANCE DATA FOR THE IAI INTERNATIONAL FUND INCLUDES CHANGES IN SHARE VALUE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


                                                                               7
--------------------------------------------------------------------------------

                                FUND PORTFOLIO
                             ----------------------
                             IAI INTERNATIONAL FUND


                                APRIL 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 98.3%

                                                                   Market
                                                 Quantity        Value (a)
---------------------------------------------------------------------------
ARGENTINA - 1.1%
Gas Natural Ban Class B
   (Energy)                                       40,315         $   77,436
Telefonica de Argentina Class B
   ADR (Services)                                  2,550             95,306
YPF Class D ADR (Energy)                           1,799             75,558
                                                                 ----------
                                                                    248,300
---------------------------------------------------------------------------
AUSTRALIA - 8.0%
Boral (Materials)                                243,952            399,391
Broken Hill Proprietary
   (Materials)                                    56,613            641,066
David Jones (Services)                           163,000            164,653
Goodman Fielder (Consumer
   Goods)                                        311,451            301,398
Henry Walker Group (Energy)                       95,000            118,380
M.I.M. Holdings (Materials)                      459,948            271,329
                                                                 ----------
                                                                  1,896,217
---------------------------------------------------------------------------
BELGIUM - 0.3%
Compagnie Maritime Belge
    (Services)                                     1,600             70,257
---------------------------------------------------------------------------
CHILE - 0.4%
Enersis ADR (Energy)                               2,851             54,169
Supermercados Unimarc ADR
   (Consumer Goods)                               12,491             46,841
                                                                 ----------
                                                                    101,010
---------------------------------------------------------------------------
COLOMBIA - 0.3%
Banco Ganadero Class C ADR
   (Financial)                                     6,420             60,990
---------------------------------------------------------------------------
EGYPT - 0.3%
Suez Cement GDR
   (Materials)(c)                                  3,635             62,080
---------------------------------------------------------------------------
FINLAND - 5.0%
Fortum (Energy)                                   83,223            444,690
Orion-Yhtyma Class B (Consumer
   Goods)                                          6,940            139,520
UPM-Kymmene (Materials)                           19,400            588,097
                                                                 ----------
                                                                  1,172,307
---------------------------------------------------------------------------

                                                                   Market
                                                  Quantity        Value (a)
---------------------------------------------------------------------------
FRANCE - 11.6%
CNP Assurances (Financial)                        13,582         $  340,592
Compagnie des Alpes (Services)                     2,100             64,482
Dexia France (Financial)                           3,844            538,917
Eridania Beghin-Say (Consumer
   Goods)                                          3,768            523,477
Groupe Danone (Consumer
   Goods)                                          2,030            543,424
La Rochette (Materials)(b)                        44,500            130,425
Rubis (Materials)                                  2,500             62,321
Suez Lyonnaise des Eaux
    (Services)                                     3,167            539,506
                                                                 ----------
                                                                  2,743,144
---------------------------------------------------------------------------
GERMANY - 8.5%
BASF (Materials)                                   4,180            183,326
Bayer (Materials)                                  9,204            391,494
Berliner Elektro Holding (Capital
   Equipment)                                      4,600             50,376
BHF-Bank (Financial)                               6,700            252,375
Deutsche Bank (Financial)                          7,067            410,327
Dyckerhoff & Widmann
   (Materials)                                     1,430            130,124
Fuchs Petrolub (Materials)                         1,850            150,725
KM Europa Metal (Materials)                        2,800            162,798
VEBA (Energy)                                      5,120            281,164
                                                                 ----------
                                                                  2,012,709
---------------------------------------------------------------------------
GREECE - 0.1%
Hellenic Telecommunications
   Organization (Services)                           520             12,095
---------------------------------------------------------------------------
HONG KONG - 2.8%
Axa China Region (Financial)                     241,500            185,398
Dairy Farm International
   Holdings (Consumer Goods)                     100,562            148,832
First Tractor (Capital Equipment)                294,000             58,796
Giordano International
   (Consumer Goods)                              505,000            234,566
Yanzhou Coal Mining (Energy)                     100,000             23,482
                                                                 ----------
                                                                    651,074
---------------------------------------------------------------------------

                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.

8
--------------------------------------------------------------------------------

                                FUND PORTFOLIO
                             ----------------------
                             IAI INTERNATIONAL FUND


                                APRIL 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS (CONT.)


                                                               Market
                                             Quantity         Value (a)
-----------------------------------------------------------------------
HUNGARY - 0.5%
MOL Magyar Olaj GDR
   (Energy)                                 2,900         $   64,655
Pick Szeged GDR (Consumer
   Goods)                                      8,800             55,864
                                                             ----------
                                                                120,519
-----------------------------------------------------------------------
INDONESIA - 0.3%
PT Astra Agro Lestari (Materials)            225,000             68,878
-----------------------------------------------------------------------
ISRAEL - 1.0%
Bank Hapoalim (Financial)                     26,973             64,445
Blue Square-Israel ADR
   (Consumer Goods)                            5,186             71,956
ECI Telecom ORD (Services)                     2,631             97,018
                                                             ----------
                                                                233,419
-----------------------------------------------------------------------
ITALY - 2.5%
Caffaro (Materials)                           42,500             47,217
Telecom Italia (Services)                    101,705            547,750
                                                             ----------
                                                                594,967
-----------------------------------------------------------------------
JAPAN - 19.3%
Eisai (Consumer Goods)                        31,000            580,447
Hitachi (Capital Equipment)                   98,000            715,922
Japan Airlines (Services)                     72,000            226,800
Mazda Motor (Consumer Goods)                  85,000            362,460
Mitsui Wood Systems (Capital
   Equipment)                                 74,000            176,065
NAMCO (Consumer Goods)                        13,100            296,318
New Japan Radio (Capital
   Equipment)                                 16,000            109,915
Nippon Mitsubishi Oil (Energy)                 4,000             17,861
Nippon Telegraph & Telephone
   (Services)                                     69            751,477
Nippon Yusen Kabushiki Kaisha
   (Services)                                146,000            568,760
Sekisui Chemical (Materials)                  95,000            635,111
Toyoda Gosei (Materials)                      13,000            104,662
                                                             ----------
                                                              4,545,798
-----------------------------------------------------------------------

                                                               Market
                                             Quantity         Value (a)
-----------------------------------------------------------------------
MALAYSIA - 0.6%
Boustead Holdings (Multi-
   Industry)                                  48,236         $   33,308
Land & General (Multi-
   Industry)(b)                              214,000             40,322
Petronas Dagangan (Energy)                    74,400             59,520
                                                             ----------
                                                                133,150
-----------------------------------------------------------------------
MEXICO - 1.0%
Corporacion GEO Series B
   (Financial)(b)                              9,455             39,805
Embotelladoras Argos (Consumer
   Goods)                                     24,000             28,571
Grupo Carso Series A-1 (Multi-
   Industry)                                  10,600             51,107
Grupo Radio Centro ADR
   (Services)                                  4,370             27,312
Telefonos de Mexico Series L
   ADR (Services)                              1,054             79,840
                                                             ----------
                                                                226,635
-----------------------------------------------------------------------
NAMIBIA - 0.1%
Namibia Breweries (Consumer
   Goods)(b)                                  58,000             31,493
-----------------------------------------------------------------------
NETHERLANDS - 3.9%
Boskalis Westminster (Capital
   Equipment)                                  9,700            152,926
European Vinyls Corporation
   International (Materials)                   2,000             19,680
KLM Royal Dutch Airlines
   (Services)                                 14,876            451,742
Macintosh Retail Group
   (Consumer Goods)                            5,950            155,502
Ten Cate (Consumer Goods)                      3,850            152,965
                                                             ----------
                                                                932,815
-----------------------------------------------------------------------

                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.

                                                                               9
--------------------------------------------------------------------------------

                                FUND PORTFOLIO
                             ----------------------
                             IAI INTERNATIONAL FUND


                                APRIL 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS (CONT.)


                                                                Market
                                            Quantity           Value (a)
------------------------------------------------------------------------
NEW ZEALAND - 1.9%
Carter Holt Harvey (Materials)               168,210          $  246,634
Restaurant Brands (Consumer
   Goods)                                    123,500              96,069
Wrightson (Services)                         442,500              96,578
                                                              ----------
                                                                 439,281
------------------------------------------------------------------------
NORWAY - 0.1%
Petroleum Geo-Services
   (Energy)(b)                                 1,600              27,021
------------------------------------------------------------------------
PERU - 0.6%
Alicorp (Consumer Goods)(b)                  153,890              23,512
Credicorp ADR (Financial)                      5,420              54,877
Edegel Class B (Energy)                      198,740              41,082
Telefoncia del Peru Class B ADR
   (Services)                                  1,195              18,000
                                                              ----------
                                                                 137,471
------------------------------------------------------------------------
PHILIPPINES - 0.4%
Universal Robina (Services)                  550,239             105,634
------------------------------------------------------------------------
PORTUGAL - 3.8%
Banco Pinto & Sotto Mayor
   (Financial)                                19,216             358,864
Brisa-Auto Estradas (Capital
   Equipment)                                 12,620             535,459
                                                              ----------
                                                                 894,323
------------------------------------------------------------------------
SINGAPORE - 1.7%
Amteck Engineering (Capital
   Equipment)                                210,000             147,564
GPE Industries (Capital
   Equipment)                                220,000              61,600
Hong Leong Finance, foreign
   (Financial)                                37,500              92,560
United Overseas Bank, foreign
   (Financial)                                13,481             104,282
                                                              ----------
                                                                 406,006
------------------------------------------------------------------------

                                                                Market
                                            Quantity           Value (a)
------------------------------------------------------------------------
SOUTH AFRICA - 0.6%
Bidvest Group (Consumer Goods)                10,424          $   84,865
Iscor (Materials)                            155,500              48,399
                                                              ----------
                                                                 133,264
------------------------------------------------------------------------
SOUTH KOREA - 0.6%
Pohang Iron & Steel, foreign
   (Materials)                                 1,120              94,557
Samsung Electronics, foreign
   (Consumer Goods)                              531              40,836
                                                              ----------
                                                                 135,393
------------------------------------------------------------------------
SPAIN - 1.9%
Catalana Occidente (Financial)                 1,000              22,590
Fuerzas Electricas de Cataluna
   Class A (Energy)                           19,518             185,866
Iberdrola (Energy)                            17,650             247,447
                                                              ----------
                                                                 455,903
------------------------------------------------------------------------
SWEDEN - 0.9%
ICB Shipping Class B (Services)               18,250             117,168
N&T Argonaut Class B
   (Services)(b)                             165,000             102,990
                                                              ----------
                                                                 220,158
------------------------------------------------------------------------
SWITZERLAND - 2.9%
Forbo Holding (Materials)                         60              25,025
Swatch Group Class B
   (Consumer Goods)                              931             665,306
                                                              ----------
                                                                 690,331
------------------------------------------------------------------------
TAIWAN - 0.4%
Taipei Fund IDR (Financial)(b)                 1,000(d)           85,800
------------------------------------------------------------------------
THAILAND - 0.4%
Chareon Pokphand Feedmill,
   foreign (Consumer Goods)(b)                31,030              40,130
Hana Microelectronics, foreign
   (Capital Equipment)(b)                     32,960              62,164
Siam City Bank, foreign
   (Financial)(b)                             30,825                 249
                                                              ----------
                                                                 102,543
------------------------------------------------------------------------

                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.

10
--------------------------------------------------------------------------------

                                FUND PORTFOLIO
                             ----------------------
                             IAI INTERNATIONAL FUND


                                APRIL 30, 1999
                                  (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS (CONT.)


                                                      Market
                                       Quantity      Value (a)
--------------------------------------------------------------
UNITED KINGDOM - 14.1%
Blue Circle Industries (Materials)      54,080      $ 358,574
Britannic (Financial)                   11,030        177,084
Delta (Electronic Technology)           47,500        125,060
Greenalls Group (Services)              44,766        282,581
Holidaybreak (Services)                 34,500        148,333
Hyder (Services)                        26,977        336,235
Invensys (Capital Equipment)            38,754        197,985
Low & Bonar (Consumer Goods)            24,500         76,538
Medeva (Consumer Goods)                 53,220         99,413
Rolls-Royce (Capital Equipment)        108,726        504,237
Safeway (Services)                      64,620        269,250
Tomkins (Multi-Industry)               130,217        554,104
United Biscuits (Services)              59,701        186,025
                                                    ---------
                                                    3,315,419
--------------------------------------------------------------
UNITED STATES - 0.4%
Morgan Stanley India Investment
   Fund (Multi-Industry)(b)              5,940         48,634
ROC Taiwan Fund (Financial)              5,867         40,108
                                                    ---------
                                                       88,742
==============================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $23,209,876).............................. $23,155,146
==============================================================


NON-CONVERTIBLE PREFERRED STOCKS - 4.2%

                                                            Market
                                            Quantity       Value (a)
--------------------------------------------------------------------
AUSTRIA - 0.1%
Baumax (Consumer Goods)                         800      $    13,967
--------------------------------------------------------------------
BRAZIL - 1.1%
Centrais Electricas de Santa
   Catarina Series B (Energy)                74,600           35,074
Centrais Electricas de Santa
   Catarina Series B GDR (Energy)               120            5,570
Embratel Participacoes ADR
   (Services)(b)                              1,750           28,437
Mineracao de Trinidade-Samitri
   (Materials)                            2,424,235           25,587
Tele Centro Sul Participacoes ADR
   (Services)                                 1,310           69,594
Tele Norte Leste Participacoes
   (Services)(b)                          3,680,000           64,328
Usinas Siderurgicas de Minas
   Gerais ADR (Materials)                     6,700           18,942
                                                         -----------
                                                             247,532
--------------------------------------------------------------------
GERMANY - 2.9%
Koenig & Bauer (Capital
   Equipment)                                 7,500          174,585
ProSieben Media (Services)                    7,291          343,296
Rheinmetall (Capital Equipment)               8,300          162,030
                                                         -----------
                                                             679,911
--------------------------------------------------------------------
SOUTH KOREA - 0.1%
Samsung Electronics, foreign
   (Consumer Goods)                           1,000           39,461
====================================================================
TOTAL INVESTMENTS IN NON-CONVERTIBLE
PREFERRED STOCKS
(COST: $1,028,951).....................................  $   980,871
====================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $24,238,827)(e).................................  $24,136,017
====================================================================
OTHER ASSETS AND LIABILITIES
(NET) - (2.5%).........................................  $  (584,317)
====================================================================
TOTAL NET ASSETS.......................................  $23,551,700
====================================================================

                   SEE ACCOMPANYING NOTES TO FUND PORTFOLIO.

                                                                              11
--------------------------------------------------------------------------------

                            NOTES TO FUND PORTFOLIO
                            -----------------------
                             IAI INTERNATIONAL FUND


                                 APRIL 30, 1999
                                  (UNAUDITED)


                                      (a)


Market values of securities are stated in U.S. dollars and are determined as described in Note 1 to the financial statements, under "Security Valuation."



                                      (b)


Currently non-income producing security.



                                      (c)


Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. This issue may be only sold to other qualified institutional buyers and is considered liquid under guidelines established by the Board of Directors.



                                      (d)

Quantity disclosed in units. One unit represents 100 shares.



                                      (e)

At April 30, 1999, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

 Cost for federal tax purposes ...........................   $ 25,303,992
                                                             ============

 Gross unrealized appreciation ...........................   $  1,445,914

 Gross unrealized depreciation ...........................     (2,613,889)
                                                             ------------

 Net unrealized depreciation .............................   $ (1,167,975)
                                                             ============


12
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------
                             IAI INTERNATIONAL FUND


                                APRIL 30, 1999
                                  (UNAUDITED)


------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market (cost: $24,238,827)                            $ 24,136,017
Cash                                                                                     649,785
Receivable for investment securities sold                                                493,613
Receivable for Fund shares sold                                                        1,654,780
Dividends receivable                                                                     236,754
Other                                                                                      8,002
                                                                                    ------------
   TOTAL ASSETS                                                                       27,178,951
                                                                                    ------------
LIABILITIES
Payable for investment securities purchased                                            1,251,199
Payable for Fund shares redeemed                                                       2,336,582
Unrealized depreciation on foreign currency contracts held,
 at value (Note 6)                                                                         5,300
Accrued management fee                                                                    34,170
                                                                                    ------------
   TOTAL LIABILITIES                                                                   3,627,251
                                                                                    ------------
   NET ASSETS                                                                       $ 23,551,700
                                                                                    ============
NET ASSETS REPRESENTED BY:
Capital stock                                                                       $ 26,057,210
Undistributed net investment income                                                      114,062
Accumulated net realized loss on investments                                          (2,508,046)
Unrealized depreciation on:
 Investment securities                                              $ (102,810)
 Other assets and liabilities denominated in foreign currency           (8,716)         (111,526)
                                                                    ----------      ------------
   NET ASSETS                                                                       $ 23,551,700
                                                                                    ============
Shares of capital stock outstanding (10 billion shares
 authorized, $0.01 par value)                                                          2,155,341
                                                                                    ============
   NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER
    SHARE                                                                           $      10.93
                                                                                    ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              13
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------
                             IAI INTERNATIONAL FUND


                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)


--------------------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME
 Dividends (net of foreign income taxes withheld of $42,439)       $  286,269
 Interest                                                              39,603
                                                                   ----------
   TOTAL INCOME                                                       325,872
                                                                   ----------
EXPENSES
 Management fees                                                      255,534
 Compensation of Directors                                              4,178
 Interest expense                                                      18,891
                                                                   ----------
   TOTAL EXPENSES                                                     278,603
   Less fees reimbursed by Advisers                                    (4,178)
                                                                   ----------
   NET EXPENSES                                                       274,425
                                                                   ----------
   NET INVESTMENT INCOME                                               51,447
                                                                   ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on:
 Investment securities                                               (492,435)
 Foreign currency transactions                                       (151,993)
                                                                   ----------
 Net realized loss                                                   (644,428)
Net change in unrealized appreciation or depreciation on:
 Investment securities                                              3,672,625
 Other assets and liabilities denominated in foreign currency         128,570
                                                                   ----------
 Net unrealized gain                                                3,801,195
                                                                   ----------
   NET GAIN ON INVESTMENTS                                          3,156,767
                                                                   ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $3,208,214
                                                                   ==========

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
14
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                      -----------------------------------
                             IAI INTERNATIONAL FUND



                                                                Six months ended        Period from
                                                                 April 30, 1999     February 1, 1998 to        Year ended
                                                                  (unaudited)        October 31, 1998*      January 31, 1998
                                                               -----------------   ---------------------   -----------------
OPERATIONS
 Net investment income                                           $      51,447        $      419,119        $    1,501,033
 Net realized gain (losses)                                           (644,428)             (472,529)            7,064,040
 Net change in unrealized appreciation or depreciation               3,801,195             1,349,562            (8,133,615)
                                                                 -------------        --------------        --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              3,208,214             1,296,152               431,458
                                                                 -------------        --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                      --              (104,831)           (2,498,912)
 Net realized gains                                                         --                (7,073)           (9,915,596)
                                                                 -------------        --------------        --------------
   TOTAL DISTRIBUTIONS                                                      --              (111,904)          (12,414,508)
                                                                 -------------        --------------        --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
 Net proceeds from sale of shares                                   65,320,441           141,661,893           132,201,297
 Net asset value of shares issued in reinvestment of
  distributions                                                             --                91,242            11,993,205
 Cost of shares redeemed                                           (80,093,378)         (171,169,607)         (185,054,041)
                                                                 -------------        --------------        --------------
   DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS         (14,772,937)          (29,416,472)          (40,859,539)
                                                                 -------------        --------------        --------------
   TOTAL DECREASE IN NET ASSETS                                    (11,564,723)          (28,232,224)          (52,842,589)
NET ASSETS AT BEGINNING OF PERIOD                                   35,116,423            63,348,647           116,191,236
                                                                 -------------        --------------        --------------
NET ASSETS AT END OF PERIOD                                      $  23,551,700        $   35,116,423        $   63,348,647
                                                                 =============        ==============        ==============
 INCLUDING UNDISTRIBUTED (OVERDISTRIBUTED) NET
 INVESTMENT INCOME OF:                                           $     114,062        $       62,615        $     (121,935)
                                                                 =============        ==============        ==============

*REFLECTS FISCAL YEAR END CHANGE FROM JANUARY 31 TO OCTOBER 31.


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              15
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
                             ----------------------
                             IAI INTERNATIONAL FUND

     PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                  Six months ended       Period from
                                   April 30, 1999    February 1, 1998 to
                                     (unaudited)      October 31, 1998++
--------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                 $  9.81             $  10.26
                                     -------             ---------
OPERATIONS
 Net investment income                  0.04                 0.10
 Net realized and unrealized
  gains (losses)                        1.08                (0.52)
                                     -------             ---------
   TOTAL FROM OPERATIONS                1.12                (0.42)
                                     -------             ---------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
 Net investment income                    --                (0.03)
 Net realized gains                       --                   --
                                     -------             ---------
   TOTAL DISTRIBUTIONS                    --                (0.03)
                                     -------             ---------
NET ASSET VALUE
 End of period                       $ 10.93             $   9.81
                                     =======             =========
Total investment return*               11.42%               (4.15)%
Net assets at end of period
 (000's omitted)                     $23,552             $ 35,116

RATIOS
 Expenses to average net assets
  (including interest expense)          1.83%**              1.76%**
 Expenses to average net assets
  (excluding interest expense)          1.70%**              1.70%**
 Net investment income to
  average net assets                    0.34%**              1.28%**
 Portfolio turnover rate
  (excluding short-term
  securities)                           49.2%                50.2%


[WIDE TABLE CONTINUED]

                                              Years ended
                                               January 31,                  Period from
                                   ---------------------------------     April 1, 1994 to
                                     1998         1997         1996      January 31, 1995+
------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period               $ 12.11      $  13.24      $  12.06        $ 13.45
                                   -------      --------      -------         -------
OPERATIONS
 Net investment income                0.20          0.24          0.19           0.11
 Net realized and unrealized
  gains (losses)                     (0.34)         0.08          2.17          (0.62)
                                   -------      --------      --------        -------
   TOTAL FROM OPERATIONS             (0.14)         0.32          2.36          (0.51)
                                   -------      --------      --------        -------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
 Net investment income               (0.32)        (0.28)        (0.16)             --
 Net realized gains                  (1.39)        (1.17)        (1.02)          (0.88)
                                   -------      --------      --------        --------
   TOTAL DISTRIBUTIONS               (1.71)        (1.45)        (1.18)          (0.88)
                                   -------      --------      --------        --------
NET ASSET VALUE
 End of period                     $ 10.26      $  12.11      $  13.24        $  12.06
                                   =======      ========      ========        ========
Total investment return*             (1.04)%        2.39%        20.15%          (4.14)%
Net assets at end of period
 (000's omitted)                   $63,349      $116,191      $151,663        $136,474

RATIOS
 Expenses to average net assets
  (including interest expense)        1.67%         1.65%         1.66%           1.72%**
 Expenses to average net assets
  (excluding interest expense)        1.67%         1.65%         1.66%           1.72%**
 Net investment income to
  average net assets                  1.42%         1.56%         1.12%           1.04%**
 Portfolio turnover rate
  (excluding short-term
  securities)                         76.4%         32.1%         39.2%           27.6%

 * TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** ANNUALIZED.

 + REFLECTS FISCAL YEAR END CHANGE FROM MARCH 31 TO JANUARY 31.

++ REFLECTS FISCAL YEAR END CHANGE FROM JANUARY 31 TO OCTOBER 31.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                             IAI INTERNATIONAL FUND


                                APRIL 30, 1999
                                  (UNAUDITED)

[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Investment Funds III, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI International Fund is a separate portfolio of IAI Investment Funds III, Inc. The Fund has a primary objective of capital appreciation mainly through investment in equity securities of developed and emerging countries. This report covers only the International Fund (the Fund).

Significant accounting policies followed by the Fund are summarized below:

SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

The Fund invests in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized and unrealized appreciation or depreciation on foreign currency transactions. Exchange gains or losses may also be realized between the trade and settlement dates on security and forward currency contract transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to hedge against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

FEDERAL TAXES

Since it is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), and losses deferred due to "wash sales." The character of distributions made during the year for net investment income or net realized gains may differ from its ultimate characterization for tax purposes.

                                                                              17
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


                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                             IAI INTERNATIONAL FUND


                                APRIL 30, 1999
                                  (UNAUDITED)

[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The Fund accrues such taxes as applicable.

For federal income tax purposes, the Fund had a capital loss carryover of approximately $835,000, at October 31, 1998, which, if not offset by subsequent capital gains, will expire in 2006. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are paid annually at the end of the calendar year. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

CONCENTRATION OF RISK

Investments in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income it generates, as well as the Fund's ability to repatriate such amounts.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

[2]  COMMITMENTS AND CONTINGENCIES

INSURANCE

For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company). The Fund is committed to make capital contributions, if requested by the Company.

LINE OF CREDIT

The Fund had available a line of credit of $6,660,000, with a bank at the prime interest rate. To the extent funds were drawn against the line, securities were held in a segregated account. No compensating balances or commitment fees were required under the line of credit. There were no borrowings outstanding at April 30, 1999.


18
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                             IAI INTERNATIONAL FUND


                                APRIL 30, 1999
                                  (UNAUDITED)

[3]  FEES AND EXPENSES

Under terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers. The fee is equal to an annual rate of 1.70% declining to 1.30% of average daily net assets. The fee is paid monthly. The Management Agreement further provides that Advisers will reimburse the Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount.

[4]  CAPITAL STOCK

The Fund has authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the periods indicated were as follows:


                                                  Six months           Period from
                                                     ended         February 1, 1998 to        Year ended
                                                April 30, 1999       October 31, 1998      January 31, 1998
-----------------------------------------------------------------------------------------------------------
 SOLD                                              6,493,531            13,642,998            10,833,124
 ISSUED FOR REINVESTED DISTRIBUTIONS                      --                 8,519             1,143,039
 REDEEMED                                         (7,916,962)          (16,247,561)          (15,399,390)
                                                  ---------------------------------------------------------
 INCREASE (DECREASE) IN SHARES OUTSTANDING        (1,423,431)           (2,596,044)           (3,423,227)
                                                  =========================================================

[5]  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 1999, purchases of securities and sales proceeds, other than investments in short-term securities, for the Fund aggregated $14,059,858 and $23,737,940, respectively.

[6]  FOREIGN CURRENCY COMMITMENTS

At April 30, 1999, the Fund had entered into foreign currency exchange contracts. The unrealized depreciation on those contracts at April 30, 1999 is included in unrealized depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contracts are as follows:


  Exchange                                                                   Unrealized
  Date            Currency to be Delivered      Currency to be Received     Depreciation
  --------------------------------------------------------------------------------------
   10/7/99         395,063 Hong Kong Dollar         48,900 U.S. Dollar         $1,991
   10/7/99         656,823 Hong Kong Dollar         81,300 U.S. Dollar          3,309
  ======================================================================================
                                                                               $5,300
  ======================================================================================

                                                                              19
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                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)



20
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


                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                            http://www.iaifunds.com


                                   CUSTODIAN

                            The Chase Manhattan Bank
                            1 Chase Manhattan Plaza
                            New York, NY 10005-1402


                                 LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                             Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                             KPMG Peat Marwick LLP
                              4200 Norwest Center
                             Minneapolis, MN 55402


                                   DIRECTORS

                                Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                               J. Peter Thompson
                               Charles H. Withers

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                                                                 U.S. POSTAGE
                                                                     PAID
                                                                MINNEAPOLIS MN
                                                                PERMIT #26388
                                                               ---------------





                                   [IAI Logo]

                                  MUTUAL FUNDS


      P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357 USA FAX 612.376.2737


                                  800.945.3863